UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building,
255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	April 30
Date of Reporting Period:	July 31, 2005

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Dividend Income Fund                                                                          as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 85.9%

Security	Shares	Value
Beverages — 1.0%
Diageo PLC ADR	100,000	$5,567,000
		$5,567,000
Building Materials — 0.9%
Stanley Works (The)	100,000	4,893,000
		$4,893,000
Chemicals — 1.4%
Lyondell Chemical Co.	125,000	3,492,500
Rohm & Haas Co.	100,000	4,606,000
		$8,098,500
Commercial Banks — 12.1%
Associated Banc-Corp.	125,000	4,257,500
Bank of America Corp.	300,000	13,080,000
National City Corp.	300,000	11,073,000
SunTrust Banks, Inc.	100,000	7,272,000
U.S. Bancorp	400,000	12,024,000
Wachovia Corp.	175,000	8,816,500
Wells Fargo & Co.	200,000	12,268,000
		$68,791,000
Commercial Services and Supplies — 1.9%
Donnelley (R.R.) & Sons Co.	300,000	10,815,000
		$10,815,000
Computers & Peripherals — 1.1%
International Business Machines Corp.	75,000	6,259,500
		$6,259,500
Distributors — 0.6%
Genuine Parts Co.	75,000	3,434,250
		$3,434,250
Diversified Financial Services — 3.6%
Citigroup, Inc.	300,000	13,050,000
ING Groep NV ADR	250,000	7,560,000
		$20,610,000
Diversified Telecommunication Services — 9.7%
BellSouth Corp.	400,000	11,040,000
Chunghwa Telecom Co., Ltd. ADR	400,000	8,604,000
Citizens Communications Co.	750,000	9,855,000
SBC Communications, Inc.	175,000	4,278,750

Telecom Corporation of New Zealand, Ltd. (1)	2,500,000	$10,749,684
Verizon Communications, Inc.	300,000	10,269,000
		$54,796,434
Electrical / Electronic Manufacturer — 1.7%
Emerson Electric Co.	150,000	9,870,000
		$9,870,000
Food Products — 0.8%
General Mills, Inc.	100,000	4,740,000
		$4,740,000
Industrial Conglomerates — 1.6%
Tyco International, Ltd. (1)	300,000	9,141,000
		$9,141,000
Insurance — 1.5%
Arthur J. Gallagher & Co.	300,000	8,367,000
		$8,367,000
Media — 0.9%
Clear Channel Communications, Inc.	150,000	4,896,000
		$4,896,000
Metals and Mining — 2.5%
Fording Canadian Coal Trust (1)	100,000	10,176,000
Southern Peru Copper Corp. (1)	75,000	3,840,000
		$14,016,000
Oil and Gas — 14.2%
BP PLC ADR	200,000	13,176,000
ChevronTexaco Corp.	150,000	8,701,500
ENI SPA (1)	100,000	2,838,235
GlobalSantaFe Corp.	175,000	7,873,250
Kerr-McGee Corp.	50,000	4,010,500
Marathon Oil Corp.	250,000	14,590,000
Noble Corp.	50,000	3,359,000
Statoil ASA ADR	475,000	10,312,250
Total SA ADR	100,000	12,500,000
Williams Cos., Inc.	150,000	3,186,000
		$80,546,735
Paper and Forest Products — 1.4%
Kimberly-Clark de Mexico SA de CV (1)	1,250,000	4,520,180
Weyerhaeuser Co.	50,000	3,449,000
		$7,969,180
Pharmaceuticals — 4.2%
GlaxoSmithKline PLC ADR	250,000	11,860,000
Pfizer, Inc.	450,000	11,925,000
		$23,785,000

REITS — 5.4%
AMB Property Corp.	100,000	$4,599,000
Boston Properties, Inc.	75,000	5,711,250
Developers Diversified Realty Corp.	100,000	4,867,000
Equity Residential	150,000	6,060,000
Public Storage, Inc.	50,000	3,337,500
Simon Property Group, Inc.	75,000	5,980,500
		$30,555,250
Retail-General — 1.4%
May Department Stores Co. (The)	200,000	8,210,000
		$8,210,000
Retail-Specialty — 0.8%
Limited, Inc. (The)	200,000	4,876,000
		$4,876,000
Thrifts & Mortgage Finance — 4.2%
IndyMac Bancorp, Inc.	200,000	8,722,000
Washington Mutual, Inc.	350,000	14,868,000
		$23,590,000
Tobacco — 2.4%
Altria Group, Inc.	200,000	13,392,000
		$13,392,000
Utilities-Electric — 6.0%
Edison International	200,000	8,176,000
Enel SPA (1)	850,000	7,292,705
Fortum Oyj (1)	300,000	5,491,433
Scottish Power PLC ADR	250,000	8,835,000
TXU Corp.	50,000	4,332,000
		$34,127,138
Utilities-Electric and Gas — 2.3%
Progress Energy, Inc.	200,000	8,922,000
RWE AG (1)	60,000	4,019,243
		$12,941,243
Utilities-Water — 2.3%
Severn Trent PLC (1)	375,000	6,453,018
United Utilities PLC (1)	575,000	6,488,961
		$12,941,979

Total Common Stocks (identified cost $441,028,347)		$487,229,209

Preferred Stocks — 10.9%
Commercial Banks — 3.7%
Abbey National PLC, 7.375% (1)	52,000	$1,378,520
ABN AMRO Capital Funding Trust VII, 6.08% (1)	80,000	2,024,000
Banco Santander, 6.41% (1)	125,000	3,281,250
First Republic Bank, 6.70%	162,000	4,109,940
First Tennessee Bank, 3.90% (2)	3,000	2,956,687
HSBC USA, Inc., Series F, 3.87%	150,000	3,753,000
Royal Bank of Scotland Group PLC, 6.40% (1)	145,000	3,770,000
		$21,273,397
Financial Services — 1.1%
Federal National Mortgage Association, 7.00%	65,000	3,619,688
Federal National Mortgage Association, Series K, 5.396%	30,000	1,506,000
Ford Motor Credit Co., 7.375%	40,000	892,800
		$6,018,488
Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25% (2)	5,750	494,141
		$494,141
Insurance — 2.8%
Ace Ltd., 7.80% (1)	163,800	4,398,030
ING Groep NV, 7.05% (1)	50,300	1,316,854
MetLife, Inc., 4.39%	200,000	5,010,000
PartnerRe Ltd., 6.50% (1)	80,000	2,032,000
PartnerRe Ltd., 6.75% (1)	64,700	1,661,496
RenaissanceRe Holdings Ltd., 6.08% (1)	70,000	1,627,500
		$16,045,880
REITS — 2.6%
AMB Property Corp., 6.75%	79,900	2,017,475
BRE Properties, Series D, 6.75%	40,000	1,006,000
Health Care Property, 7.10%	150,000	3,826,500
Prologis Trust, 6.75%	65,000	1,673,750
PS Business Parks, Inc., 7.00%	50,000	1,247,500
PS Business Parks, Inc., 7.95%	110,000	2,871,000
Vornado Realty Trust, 6.75%	75,000	1,875,000
		$14,517,225
Utilities - Gas — 0.6%
Southern Union Co., 7.55%	118,300	3,223,675
		$3,223,675
Total Preferred Stocks (identified cost $60,742,518)		$61,572,806

Commercial Paper — 2.1%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., 3.29%, 8/1/05	$11,856	$11,856,001
Total Commercial Paper (at amortized cost, $11,856,001)		$11,856,001

Short-Term Investments — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 99.2% (identified cost $515,626,866)		$562,658,016
Other Assets, Less Liabilities — 0.8%		$4,295,290
Net Assets — 100.0%		$566,953,306

ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
(1)		Foreign security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $3,450,828 or 0.6% of the Fund’s net assets.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	69.6%	$391,743,657
United Kingdom	10.2%	57,528,499
Bermuda	3.4%	18,860,026
France	2.2%	12,500,000
Netherlands	1.9%	10,900,854
New Zealand	1.9%	10,749,684
Norway	1.9%	10,312,250
Canada	1.8%	10,176,000
Italy	1.8%	10,130,940
Taiwan	1.5%	8,604,000
Mexico	1.5%	8,360,180
Finland	1.0%	5,491,433
Germany	0.7%	4,019,243
Spain	0.6%	3,281,250
	100.00%	$562,658,016

The Fund did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$515,626,866
Gross unrealized appreciation	$49,368,975
Gross unrealized depreciation	(2,337,825)
Net unrealized appreciation	$47,031,150

The net unrealized depreciation on foreign currency at July 31, 2005 on a federal income tax basis was $50,944.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	September 22, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	September 22, 2005